SCHEDULE OF EXPECTED FUTURE BENEFIT PAYMENTS (Details) $ in Millions	Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
2021	$ 3,902.0
2022	3,871.0
2023	3,688.0
2024	3,793.0
2025	3,519.0
2026 through 2030	$ 16,704.0